UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6606

Dreyfus BASIC U.S. Government Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	2/28
Date of reporting period:	5/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic U.S. Government Money Market Fund
May 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--83.9%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
9/15/09	2.05	50,000,000 a	49,996,899
3/12/10	2.20	25,000,000 a	24,960,145
Federal Home Loan Bank System:
8/29/08	2.11	2,787,000	2,772,600
2/27/09	2.58	15,000,000	15,004,232
3/5/09	2.55	10,000,000	10,001,214
5/7/09	2.35	14,995,000	15,014,415
5/19/09	2.50	20,000,000	20,002,874
6/18/08	4.23	25,000,000	24,951,125
7/16/08	3.42	25,000,000	24,895,000
8/15/08	2.13	40,000,000	39,823,333
9/18/09	2.14	15,000,000 a	15,001,917
Federal Home Loan Mortgage Corp.:
6/13/08	3.88	25,000,000	24,968,167
7/1/08	4.31	29,637,000	29,533,518
1/12/09	2.14	20,000,000	20,355,057
Federal National Mortgage Association:
6/2/08	2.25	25,000,000 a	25,000,000
8/20/08	2.11	15,000,000	14,930,333
Total U.S. Government Agencies
(cost $357,210,829)			357,210,829

Repurchase Agreements--16.0%

Barclays Financial LLC
dated 5/30/08, due 6/2/08 in the amount of
$38,007,347 (fully collateralized by $38,929,891
Government National Mortgage Association, 4.50%, due
5/20/38, value $38,760,001)	2.32	38,000,000	38,000,000
UBS Securities LLC
dated 5/30/08, due 6/2/08 in the amount of
$30,005,625 (fully collateralized by $30,195,000
Federal National Mortgage Association, 4.65%-5%, due
10/9/09-10/15/10, value $30,601,174)	2.25	30,000,000	30,000,000
Total Repurchase Agreements
(cost $68,000,000)			68,000,000
Total Investments (cost $425,210,829)		99.9%	425,210,829
Cash and Receivables (Net)		.1%	605,367
Net Assets		100.0%	425,816,196

a	Variable rate security--interest rate subject to periodic change.

At May 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)		Other Financial Instruments* ($)

Level 1 - Quoted Prices		0		0

Level 2 - Other Significant Observable Inputs		425,210,829		0

Level 3 - Significant Unobservable Inputs		0		0

Total		425,210,829		0

*Other financial instruments are derivative instruments not reflected in the Statement of Investments, such as futures, forward currency exchange contracts and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC U.S. Government Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	July 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	July 23, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)